PGIM Strategic Bond Fund Expense Example - PGIM Strategic Bond Fund	Feb. 28, 2026 USD ($)
A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 417
Expense Example, with Redemption, 3 Years	618
Expense Example, with Redemption, 5 Years	836
Expense Example, with Redemption, 10 Years	1,462
C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	276
Expense Example, with Redemption, 3 Years	551
Expense Example, with Redemption, 5 Years	951
Expense Example, with Redemption, 10 Years	1,859
Z
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	63
Expense Example, with Redemption, 3 Years	227
Expense Example, with Redemption, 5 Years	404
Expense Example, with Redemption, 10 Years	918
R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	60
Expense Example, with Redemption, 3 Years	200
Expense Example, with Redemption, 5 Years	352
Expense Example, with Redemption, 10 Years	$ 794